Quarterly Financial Information	12 Months Ended
Sep. 30, 2015
Quarterly Financial Data [Abstract]
Quarterly Financial Information
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter		Full Year
	2014	2015	2014	2015	2014	2015	2014	2015	2014	2015
Net sales	$5,606	5,587	5,812	5,400	6,312	5,503	6,807	5,814	24,537	22,304
Gross profit	$2,236	2,280	2,395	2,166	2,638	2,234	2,889	2,368	10,158	9,048

Net earnings common stockholders	$462	525	547	973	728	564	410	648	2,147	2,710

Earnings per common share:
Basic	$0.65	0.76	0.78	1.42	1.03	0.84	0.59	0.98	3.05	4.01
Diluted	$0.65	0.75	0.77	1.42	1.03	0.84	0.58	0.98	3.03	3.99

Dividends per common share	$0.43	0.47	0.43	0.47	0.43	0.47	0.43	0.47	1.72	1.88

Common stock prices:
High	$70.66	65.94	70.29	62.25	69.94	62.75	68.23	56.12	70.66	65.94
Low	$62.73	57.76	62.25	54.95	64.70	55.23	60.85	42.80	60.85	42.80

Earnings per share are computed independently each period; as a result, the quarterly amounts may not sum to the calculated annual figure.

Net earnings and diluted earnings per share, respectively, include the following: a gain on the divestiture of a business of $528 and $0.77 in the second quarter of 2015; gains on divestitures of businesses of $83 and $0.13 and costs related to the planned network power systems spinoff of $52 and ($0.08) in the fourth quarter of 2015; and a goodwill impairment charge of $508 and $0.72 in the fourth quarter of 2014.

Emerson Electric Co. common stock (symbol EMR) is listed on the New York Stock Exchange and the Chicago Stock Exchange.